Employee Benefit Plan (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits [Abstract]
Employer matching contribution, percent of employees' gross pay	1.00%		1.00%
Employer matching contribution, amount for every employees' dollar contributed	$ 0.50		$ 0.50
Employer matching contribution, percent of employees' gross pay for 50% matching for every dollar contributed	5.00%		5.00%
Maximum annual contributions per employee, percent	3.50%		3.50%
Award vesting service period	2 years		2 years
Matching contributions to the plan	$ 1,900,000	$ 1,600,000	$ 6,000,000	$ 0	$ 0